Business developments - Registered shares (Details 3) - CHF (SFr) shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 24, 2018	Aug. 01, 2018	Nov. 04, 2013
Chase Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	343.0	388.0
Investment Owned, Face Amount	SFr 14	SFr 16
Portion of registered Group shares held by related party (as a percent)	13.43%	15.19%
Investment Owned, Investment Additional Information	Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.
Qatar Holding LLC
Related party disclosures
Shares held by related party			133.2
Portion of registered Group shares held by related party (as a percent)			5.21%
Harris Associates LP
Related party disclosures
Shares held by related party					81.5
Portion of registered Group shares held by related party (as a percent)					5.17%
Nortrust Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	163.0	149.0
Investment Owned, Face Amount	SFr 7	SFr 6
Portion of registered Group shares held by related party (as a percent)	6.37%	5.84%
Harris Associates Investment Trust
Related party disclosures
Portion of registered Group shares held by related party (as a percent)				4.97%